Other Assets - Summary of Other Assets (Detail) $ in Millions, $ in Millions	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Miscellaneous Assets [Abstract]
Spare parts	$ 2,336			$ 2,422
Refundable deposits	1,879			1,992
Other financial assets	1,000			1,000
Deposit for mobile broadband license bidding	1,000		$ 1,000	0
Others	2,316			2,342
Other assets	8,531			7,756
Others	94			154
Other current assets	2,430	$ 81		2,576
Others	2,222			2,188
Other noncurrent assets	$ 6,101	$ 204		$ 5,180